ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Accounts Receivable Net
ACCOUNTS RECEIVABLE, NET

NOTE 5 — ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2023	2022

Accounts receivable, (gross)	$8,411,835	$8,577,930
Less: Provision for doubtful debts	$(6,542,904)	$(3,721,293)
Accounts receivable, net	$1,868,931	$4,856,637

The changes in the provision for doubtful accounts are as follows:

	For the Years Ended December 31,
	2023	2022

Balance at the beginning of the year	$3,721,293	$122,680
Acquisition	-	2,089,127
Additions	2,821,611	1,509,486
Balance at the end of the year	$6,542,904	$3,721,293